Derivative financial assets / (liabilities) (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Derivative Financial Instruments

		2019	2018
	Note	RMB million	RMB million
Current assets:
Cross currency swaps	(i)	187	—
Forward foreign exchange contracts	(ii)	31	—

		218	—
Non-current assets:
Interest rate swaps	(iii)	3	75

C urrent liabilities:
Cross currency swaps	(i)	—	(44)

Notes:

(i)
The Group entered into cross currency swaps to mitigate its interest rate risk and currency risk. Under the cross currency swaps, the Group agrees with other third parties to exchange the floating interest and principal payments in USD for fixed interest rate ranging from 3.39% to 3.67% per annum (2018: 3.20% to 3.91% per annum) and principal payments in RMB. At December 31, 2019, the fair value of the cross currency swaps amounted to RMB187 million was recognized in assets (December 31, 2018: RMB44 million recognized in liabilities). The notional principal of the outstanding cross currency swaps as at December 31, 2019 amounted to USD620 million (December 31, 2018: USD979 million).

(ii)
In 2019, the Group entered into forward foreign exchange contracts to mitigate its forward currency risk. At December 31, 2019, the fair value of the forward foreign exchange contracts amounted to RMB31 million was recognized in assets (December 31, 2018: nil). The notional principal of the outstanding forward foreign exchange contracts as at December 31, 2019 amounted to USD1,035 million (December 31, 2018: nil).

(iii)
In 2015, the Group entered into interest rate swaps to mitigate its cash flow interest rate risk. The interest rate swaps allow the Group to pay at fixed rate from 1.64% to 1.72% per annum to receive LIBOR. The notional principal of the outstanding interest rate swap contracts as at December 31, 2019 amounted to USD325 million (December 31, 2018: USD393 million).